Plan Description	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Plan Description [Abstract]
Plan Description
1.
Plan Description
General

The Navient 401(k) Savings Plan (the "Plan") was established on April 30, 2014, as a defined contribution plan established for the benefit of certain eligible employees of Navient Corporation (the "Company") and its participating subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Navient Corporation Employee Benefits Fiduciary Committee (the "Committee") is responsible for oversight of the Plan. The Committee determines the appropriateness of the Plan's investment offerings and monitors investment performance. The following description of the Plan provides only general information. Participants should refer to the Plan documents for a more complete description of the Plan's provisions.

The Plan covers substantially all employees of the Company and its participating subsidiaries. Eligible employees may participate in the Plan after one month of service. Effective June 1, 2021, the Plan eligibility was amended to include temporary employees who have worked at least 1,000 hours of service in an initial twelve-month period or thereafter, measured as of January 1st.

In February 2025, the Company sold its government services business and nearly 1,200 employees were transferred to Gallant GAPS Holdings, LLC, an affiliate of Gallant Capital Partners, LLC. Employees distributed or transferred out of the Plan were fully vested upon transfer or distribution.

Fidelity Management Trust Company (“Fidelity”) is the Plan Trustee. An affiliate of Fidelity, Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), serves as recordkeeper.

Contributions and vesting
Participants are eligible to contribute from 1 to 75 percent of their eligible compensation to the Plan, in increments of whole percentages, up to the Internal Revenue Service (“IRS”) annual maximum limits. The Plan allows participants who will attain age 50 in the current Plan year to make catch-up contributions into the Plan up to the IRS maximum. The Plan has a qualified automatic contribution arrangement (“QACA”) in which eligible employees are automatically enrolled to contribute 3% of their eligible compensation each pay period. This contribution amount automatically increases each year by 1% of eligible compensation, up to a maximum employee contribution equal to 10% of eligible compensation. Participants have the ability to opt out of automatic enrollments and automatic increases. Participants may also contribute amounts into the Plan from other qualified employer plans in which they had previously participated. Participants direct the investment of their contributions into various investment options offered by the Plan.

Effective August 2, 2021, Participants are restricted from directing more than 20% of their future contributions into the Navient Stock Fund. In addition, Participants will be restricted from directing more than 20% of their existing aggregate account balance to the Navient Stock Fund.

The Company makes a QACA safe harbor matching contribution on behalf of each participant after the participant has accrued six months of service. This matching contribution is 100% of employee contributions (i.e., a dollar-for-dollar match) up to the first 5% of a participant’s compensation. These matching contributions and related earnings vest after one year of service. Participants also direct the investments of Company contributions.

Participants forfeit their right to Company contributions that are unvested at the time of their termination of service. During 2025, Company contributions were reduced by $4,914 from previously forfeited non-vested accounts. Unused forfeitures at December 31, 2025 and 2024 totaled $3,916 and $4,391, respectively, which will be used to offset future Company contributions.
The Plan also allows the Company to make a discretionary profit-sharing contribution, whereby the Company determines the amount of net profits, if any, to contribute to the Plan. The Company did not make any profit-sharing contributions for the year ended December 31, 2025.

Notes receivable from participants
Participants may generally borrow up to 50% of their vested benefit to a maximum of $50,000. Participants may have no more than two loans outstanding at any time. The term of a loan will be three or five years, at the election of the participant, except for a loan to purchase the participant's principal residence, which can be repaid over 20 years. Loans are secured by the participant's account balance, bear interest at the prime rate established by the Federal Reserve and are repaid biweekly through automatic payroll deductions. In addition, participants may repay all or a portion (in $500 increments) of such loans at any time. Loans allowable under the Plan, collateralized by participant account balances, are due in varying installments through 2036, with interest rates ranging from 3.25% to 9%.

Investment elections
The Plan offers a variety of investment options, including various registered investment companies, a unitized employer stock fund and common collective trust funds. In addition, participants have the option to direct investments through a self-directed brokerage account. Under the self-directed brokerage account, participants may direct investments in many eligible security types other than Company stock or other investments offered by Fidelity within the Plan. If a participant does not make an investment election, contributions are made to a qualified default investment. The qualified default investment is the Fidelity Freedom Fund, based on the participant’s date of birth and year in which the participant attains age 65.

Participant accounts
Each participant’s account is credited with the participant’s and the Company’s contributions and their portion of the Plan’s earnings (losses). Plan earnings (losses) are allocated based on the participant’s designated investments of their account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Payment of benefits
Participants may withdraw funds from their account upon retirement, disability, separation from employment, attainment of age 59-1/2, and certain other times as specified in the Plan document. Distributions shall be made in a lump sum in cash, in the Company’s common stock, or a combination thereof, reduced by the outstanding balance of any loans not repaid by the participant.

Administrative expenses
Participants pay fees relating to participant’s loans and withdrawals. Additionally, participants may pay for commissions associated with common stock purchases and sales and short-term transaction fees in certain funds when participants trade in and out of the funds within the time restriction specified for such funds. Participant costs, including investment management fees charged by the respective funds, are charged directly to the participant's account and are reflected in the statement of changes in net assets available for benefits. The Company bears the remaining cost of Plan administration.

Plan administration
The Navient Corporation Employee Benefits Fiduciary Committee administers the Plan and is responsible for development of Plan investment policies and guidelines. Officers and Directors of the Company or its subsidiaries presently serve as Committee members. The Plan did not pay the Company, its subsidiaries or the Committee members for their services.